Earnings (loss) per share - Additional Information (Details) - Class C Shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Earnings per share [line items]
Total weighted average number of ordinary shares	14,145,408	14,415,106	12,382,039	9,906,014
Potentially dilutive effects of share options on weighted average number of shares		14,150,408	12,143,744	9,698,744
Potentially dilutive effects of convertible instruments on weighted average number of shares		264,698	238,295	207,270
Share split	3	3	3	3